Financial Risk Management Objectives and Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2021 AUD ($)	Feb. 03, 2021 USD ($)	Feb. 03, 2021 AUD ($)
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings	$ 0
Tax effect	$ 0	$ 0	$ 0
Description of interest rate calculation due to reasonably possible movements	The reasonably possible movement of 0.5% was calculated by taking the interest rates as of balance date, moving these by plus and minus 0.5% and then re‑calculating the interest on term deposits with the ‘new‑interest‑rate’.
Description of calculation of reasonably possible movement related to currency risk	The reasonably possible movement of 10% was calculated by taking the currency spot rates as of balance date, moving these by 10% and then re‑converting the currencies into US with the ‘new‑spot‑rate’.
Proceeds from public offering	$ 128,000,000
Term deposit	$ 100,000,000			$ 141,900	$ 100,000,000	$ 116
Term deposit maturity date	Feb. 03, 2021
Bottom of Range
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Short term deposit period	30 days
Top of Range
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Short term deposit period	90 days